Debt (Details 1) - Hillair Capital Investments L.P. [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Schedule of weighted-average assumptions
Risk-free interest rate	0.71%
Expected life of the debt	2 years
Expected volatility	49.00%
Dividends assumption